Tax reforms (Summary of Surcharge Rate) (Details) - Colombia [Member]	12 Months Ended
Dec. 31, 2023 $ / bbl
Less than US$ 65.28 /bbl [Member]
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	65.28
Surcharge rate	0.00%
US$ 65.28 to US$ 73.77 /bbl [Member]
Disclosure of Tax reforms [Line Items]
Surcharge rate	5.00%
US$ 65.28 to US$ 73.77 /bbl [Member] | Maximum
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	73.77
US$ 65.28 to US$ 73.77 /bbl [Member] | Minimum
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	65.28
US$ 73.78 to US$ 78.69 /bbl [Member]
Disclosure of Tax reforms [Line Items]
Surcharge rate	10.00%
US$ 73.78 to US$ 78.69 /bbl [Member] | Maximum
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	78.69
US$ 73.78 to US$ 78.69 /bbl [Member] | Minimum
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	73.78
Greater than US$ 78.69 /bbl [Member]
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	78.69
Surcharge rate	15.00%